IFRS 7 Disclosure	12 Months Ended
Oct. 31, 2025
IFRS 7 Disclosure [Abstract]
IFRS 7 Disclosure
The shaded areas of this MD&A represent

a discussion on risk management policies

and procedures relating to credit, market,

and liquidity risks as required under
IFRS 7, Financial Instruments: Disclosures

(IFRS 7), which permits these specific

disclosures to be included in the MD&A.

Therefore, the shaded areas which
include Credit Risk, Market Risk, and Liquidity

Risk, form an integral part of the audited

Consolidated Financial Statements for

the years ended October 31, 2025
and October 31, 2024.
The Basel Framework
The objective of the Basel Framework is to improve the

consistency of capital requirements internationally

and establish minimum regulatory capital

standards
which adequately capture risks. The

Basel Framework sets different risk-sensitive

approaches for calculating credit, market,

and operational RWA.
Credit Risk
Credit risk is the risk of loss if a borrower or

counterparty in a transaction fails to meet

its agreed payment obligations.
Credit risk is one of the most significant and

pervasive risks in banking. Every loan,

extension of credit, or transaction that involves

the transfer of payments
between the Bank and other parties or financial

institutions exposes the Bank to some

degree of credit risk.

The Bank’s primary objective is to be methodical

in its credit risk assessment so that

the Bank can understand, select, and manage

its exposures to reduce
significant fluctuations in earnings.

The Bank’s strategy is to include central oversight

of credit risk in each business, and reinforce

a culture of transparency, accountability, independence, and balance.
WHO MANAGES CREDIT RISK
The responsibility for credit risk management

is enterprise-wide.
To
reinforce ownership of credit risk, credit risk

control functions are integrated into each
business, but also report to Risk Management.
Each business segment’s credit risk control unit is

responsible for its credit decisions and

must comply with established policies, exposure

guidelines, credit
approval limits, and policy/limit exception procedures.

It must also adhere to established enterprise-wide

standards of credit assessment and obtain

Risk
Management’s approval for credit decisions beyond its

discretionary authority.
Risk Management is accountable for oversight

of credit risk by developing policies that

govern and control portfolio risks, and approval

of product-specific
policies, as required.
The Risk Committee of the Board oversees

the management of credit risk and annually

approves certain significant credit risk policies.
HOW TD MANAGES CREDIT RISK
The Bank’s Credit Risk Management Framework

outlines the internal risk and control

structure to manage credit risk and includes

risk appetite, policies,
processes, limits and governance. The Credit

Risk Management Framework is maintained by

Risk Management and supports alignment

with the Bank’s risk
appetite for credit risk.
Credit risk policies and credit decision-making

strategies, as well as the discretionary limits

of officers throughout the Bank for extending lines

of credit are
approved by Risk Management, and the Board

where applicable.

Limits are established to monitor and control

country, industry, product, geographic, and group exposure risks in the portfolios in accordance with enterprise-
wide policies.
In the Bank’s Retail businesses, the Bank uses established

underwriting guidelines (which include

collateral and loan-to-value requirements)

along with
approved scoring techniques and standards

in extending, monitoring, and reporting

personal credit. Credit scores and decision

strategies are used in the
origination and ongoing management of new

and existing retail credit exposures. Scoring

models and decision strategies utilize a

combination of borrower
attributes, including, but not limited to, income,

employment status, existing loan exposure

and performance, and size of total bank

relationship, as well as external
data such as credit bureau information, to determine

the amount of credit the Bank is prepared to extend

to retail customers and to estimate future

credit
performance. Established policies and procedures

are in place to govern the use, and

monitor and assess the performance of scoring

models and decision
strategies to align with expected performance

results. Retail credit exposures approved

within the credit underwriting centres are subject

to ongoing Retail Risk
Management review to assess the effectiveness of

credit decisions and risk controls, as well as

to identify emerging or systemic issues and

trends. Material policy
exceptions are tracked and reported and larger

dollar exposures and material exceptions

to policy are escalated to Retail Risk Management.
The Bank’s Commercial Banking and Wholesale Banking

businesses use credit risk models and policies

to establish borrower and facility risk

ratings (BRR and
FRR), quantify and monitor the level of risk,

and to aid in the Bank’s effective management of risk.

Risk ratings are also used to determine

the amount of credit
exposure the Bank is willing to extend

to a particular borrower. Management processes are used

to monitor country, industry, and borrower or counterparty risk ratings, which include daily, monthly, quarterly, and annual review requirements for credit exposures. The key parameters used in the Bank’s credit risk models

are
monitored on an ongoing basis.
Unanticipated economic or political changes

in a foreign country could affect cross-border payments

for goods and services, loans, dividends,

and trade related
finance, as well as repatriation of the Bank’s capital

in that country. The Bank currently has credit exposure in

a number of countries, with the majority of the
exposure in North America. The Bank measures

country risk using approved risk rating models

and qualitative factors that are also used

to establish country
exposure limits covering all aspects of credit

exposure across all businesses. Country risk

ratings are managed on an ongoing

basis and are subject to a detailed
review at least annually.
As part of the Bank’s credit risk strategy, the Bank sets limits on the amount of credit it is prepared to extend

to specific industry sectors. The Bank

monitors its
concentration to any given industry to provide

for a diversified loan portfolio and to reduce

the risk of undue concentration. The Bank

manages this risk using limits
based on an internal risk rating methodology

that considers relevant factors. The Bank

assigns a maximum exposure limit or a

concentration limit to each major
industry segment which is a percentage of its

total wholesale and commercial private sector

exposure.
The Bank may also set limits on the amount

of credit it is prepared to extend to a particular

entity or group of entities, also referred

to as “entity risk”. All entity
risk is approved by the appropriate decision-making

authority using limits based on the entity’s BRR.

This exposure is monitored on a regular basis.
To
determine the potential loss that could be incurred

under a range of adverse scenarios, the

Bank subjects its credit portfolios to stress

tests. Stress tests
assess vulnerability of the portfolios to

the effects of severe but plausible situations, such as

an economic downturn or a material market

disruption.
Credit Risk and the Basel Framework
The Bank uses the Basel IRB to calculate

credit risk RWA for all material portfolios. Based on exposure class, in accordance with the OSFI CAR

guidelines, either
a foundation approach (Foundation Internal

Ratings-Based (FIRB)) or advanced

approach (Advanced Internal Ratings-Based

(AIRB)) is applied.
The following risk parameters are used in

credit risk RWA calculations and may be subject to prescribed floors in some cases:
●

Probability of default (PD) – the likelihood

that the borrower will not be able to meet

its scheduled repayments within a one-year

time horizon.
●

Loss given default (LGD) – the amount

of loss the Bank would likely incur when a

borrower defaults on a loan, which is

expressed as a percentage of exposure
at default (EAD).
●

EAD – the total amount of the Bank’s exposure at

the time of default, including certain off-balance

sheet items.

The FIRB approach primarily uses internally

derived PD, while other components such

as LGD and EAD are prescribed. The

AIRB approach uses internally
derived PD, LGD, and EAD.
To
continue to qualify to use the IRB approaches

for credit risk, the Bank must meet the ongoing

conditions and requirements established by OSFI

and the Basel
Framework. The Bank regularly assesses its

compliance with these requirements.
Credit Risk Exposures Subject to the

IRB Approaches
Banks that adopt the IRB approaches to

credit risk must report credit risk exposures by

counterparty type, each having different underlying

risk characteristics.
These counterparty types may differ from the

presentation in the Bank’s 2025 Consolidated

Financial Statements. The Bank’s credit risk exposures

are divided into
two main portfolios, retail and non-retail.
Retail Exposures
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. There
are three sub-types of retail exposures: residential

secured (for example, mortgages and

HELOCs), qualifying revolving retail (for example,

credit cards, unsecured
lines of credit, and overdraft protection products),

and other retail (for example, personal loans,

including secured automobile loans, student

lines of credit, and
small business banking credit products).
The Bank calculates RWA for its retail exposures using the

AIRB approach. All retail PD, LGD, and

EAD parameter models are based on the

internal default
and loss performance history for each of

the three retail exposure sub-types. These

parameters are also used in the calculation

of regulatory capital, economic
capital, and allowance for credit losses.
Account-level PD, LGD, and EAD models

are built for each product portfolio and

calibrated based on the observed account-level

default and loss performance
for the portfolio.

Consistent with the AIRB approach, the Bank

defines default for exposures as delinquency

of 90 days or more for the majority

of retail credit portfolios. LGD
estimates used in the RWA calculations reflect economic losses,

such as direct and indirect costs as well as

any appropriate discount to account

for time between
default and ultimate recovery. EAD estimates reflect the historically observed utilization of credit limits at default.

PD, LGD, and EAD models are calibrated

using
established statistical methods, such as logistic

and linear regression techniques. Predictive

attributes in the models may include account

attributes, such as loan
size, interest rate, and collateral, where

applicable; an account’s previous history and

current status; an account’s age on book; a customer’s

credit bureau
attributes; a customer’s other holdings

with the Bank; and macroeconomic inputs,

such as unemployment rate. For secured

products such as residential
mortgages, property characteristics, loan

to value ratios, and a customer’s

equity in the property, play a significant role in PD as well as in LGD models.

All risk parameter estimates are updated

on a quarterly basis based on the refreshed

model inputs. Parameter estimation is fully automated

based on approved
formulas and is not subject to manual overrides.

Exposures are then assigned to pre-defined

PD segments based on their estimated long-run

average one-year PD.

The predictive power of the Bank’s retail credit

models is assessed against the most recently

available one-year default and loss performance

on a quarterly
basis. All models are also subject to a

comprehensive independent validation as

outlined in the “Model Risk Management”

section of this disclosure.
Long-run PD estimates are generated by

including key economic indicators, such as

interest rates and unemployment rates, and

using their long-run average
over the credit cycle to estimate PD.

LGD estimates are required to reflect a downturn

scenario. Downturn LGD estimates are generated

by using macroeconomic inputs, such

as changes in
housing prices and unemployment rates

expected in an appropriately severe downturn

scenario.

For unsecured products, downturn LGD estimates

reflect the observed lower recoveries

for exposures defaulted during the 2008

to 2009 recession. For
products secured by residential real estate,

such as mortgages and HELOCs, downturn LGD

reflects the potential impact of a severe housing

downturn. EAD
estimates similarly reflect a downturn scenario.
The following table maps PD ranges

to risk levels:
Risk assessment PD Segment PD Range
Low Risk 1 0.00 to 0.15%
Normal Risk 2 0.16 to 0.41
3 0.42 to 1.10
Medium Risk 4 1.11 to 2.93
5 2.94 to 4.74
High Risk 6 4.75 to 7.59
7 7.60 to 18.24
8 18.25 to 99.99
Default 9 100.00
Non-Retail Exposures
In the non-retail portfolio, the Bank manages

exposures on an individual borrower basis, using

industry and sector-specific credit risk

models, and expert judgment.
The Bank has categorized non-retail credit risk

exposures according to the following

Basel counterparty types: corporate, including

wholesale and commercial
customers, sovereign, and bank. Under the

IRB approaches, CMHC-insured mortgages

are considered sovereign risk and are

therefore classified as non-retail.

The Bank evaluates credit risk for non-retail

exposures by using both a BRR and

FRR. The Bank uses this system for all corporate,

sovereign, and bank
exposures. The Bank determines the risk

ratings using industry and sector-specific

credit risk models that are based on

internal historical data. In Canada, for both
the wholesale and commercial lending portfolios,

credit risk models are calibrated based on internal

data beginning in 1994. In the U.S.,

credit risk models are
calibrated based on internal data beginning in

2007. All borrowers and facilities are assigned

an internal risk rating that must be reviewed

at least once each year.
External data such as rating agency default rates

or loss databases are used to benchmark

the parameters.

Internal risk ratings (BRR and FRR) are key

to portfolio monitoring and management,

and are used to set exposure limits and loan

pricing. Internal risk ratings
are also used in the calculation of regulatory

capital, economic capital, and allowance

for credit losses.

Borrower Risk Rating and PD
Each borrower is assigned a BRR that

reflects the PD of the borrower using proprietary

models and expert judgment. In assessing

borrower risk, the Bank reviews
the borrower’s competitive position,

financial performance, economic, and industry

trends, management quality, and access to funds. Under the IRB approaches,
borrowers are grouped into BRR grades

where a PD is calibrated for each BRR grade.

Use of projections for model implied risk ratings

is not permitted and BRRs
may not incorporate a projected reversal,

stabilization of negative trends, or the acceleration

of existing positive trends. Historic financial results

can however be
sensitized to account for events that have occurred,

or are about to occur, such as additional debt incurred

by a borrower since the date of the last

set of financial
statements. In conducting an assessment

of the BRR, all relevant and material information

must be taken into account and the information

being used must be
current. Quantitative rating models are used

to rank the expected through-the-cycle PD, and

these models are segmented into categories

based on industry and
borrower size. The quantitative model output

can be modified in some cases by expert judgment,

as prescribed within the Bank’s credit policies.
To
calibrate PDs for each BRR band, the Bank

computes yearly transition matrices based

on annual cohorts and then estimates the average

annual PD for each
BRR. The PD is set at the average estimation

level plus an appropriate adjustment to

cover statistical and model uncertainty. The calibration process for PD is a
through-the-cycle approach.
TD’s 21-point BRR scale broadly aligns to external

ratings as follows:
Description Rating Category Standard & Poor’s Moody’s Investor Services
Investment grade 0 to 1C AAA to AA- Aaa to Aa3
2A to 2C A+ to A- A1 to A3
3A to 3C BBB+ to BBB- Baa1 to Baa3
Non-investment grade 4A to 4C BB+ to BB- Ba1 to Ba3
5A to 5C B+ to B- B1 to B3
Watch and classified 6 to 8 CCC+ to CC and below Caa1 to Ca and below
Impaired/default 9A to 9B Default Default
Facility Risk Rating and LGD
The FRR maps to LGD, with different models

used based on industry and obligor size, and

takes into account facility-specific characteristics

such as collateral,
seniority ranking of debt, loan structure,

and borrower enterprise value.
Average LGD and the statistical uncertainty of LGD

are estimated for each FRR grade. In some

FRR models, the scarcity of historical default

events requires the
model to output a rank-ordering which is

then mapped through expert judgment

to the quantitative LGD scale.

Under the FIRB approach, LGDs are prescribed

whereas the AIRB approach stipulates the use

of downturn LGD, where the downturn period,

as determined by
internal and/or external experience, suggests

higher than average loss rates or lower

than average recovery. To reflect this, calibrated LGDs take into account both the statistical estimation uncertainty and

the higher than average LGDs experienced

during downturn periods.
Exposure at Default

The Bank calculates non-retail EAD by first

measuring the drawn amount of a facility and

then adding a potential increased utilization

at default from the undrawn
portion, if any. Usage Given Default (UGD) is measured as the percentage of undrawn exposure that would be expected

to be drawn by a borrower defaulting in
the next year, in addition to the amount that already has been drawn by the borrower. In the absence of credit mitigation

effects or other details, the EAD is set at
the drawn amount plus (estimated UGD

x undrawn) for AIRB exposure, or (prescribed

UGD x undrawn) for FIRB exposures.
BRR and drawn ratio up to one-year prior

to default are predictors for UGD under the AIRB

approach. Consequently, the UGD estimates are calibrated by

BRR
and drawn ratio, the latter representing

the ratio of the drawn to authorized amounts.

Historical UGD experience is studied for any

downturn impacts, similar to the LGD downturn

analysis. The Bank has not found downturn

UGD to be significantly
different from average UGD, therefore the

UGDs under AIRB are set at the average

calibrated level, by drawn ratio and/or

BRR, plus an appropriate adjustment for
statistical and model uncertainty.
UGDs under the FIRB approach are prescribed

for relevant exposure classes.
Credit Risk Exposures Subject to the Standardized

Approach (SA)
Currently the SA to credit risk is used

for new portfolios, which are in the process of

transitioning to IRB approaches, or exempted

portfolios which are either
immaterial or expected to wind down. The

Bank primarily applies SA to certain segments

within both the Retail and Non-retail portfolios.

Under the SA, the
exposure amounts are multiplied by risk

weights prescribed by OSFI, based on the

OSFI Capital Adequacy Requirements

(CAR) guidelines, to determine RWA.
These risk weights are assigned according

to certain factors including counterparty type,

product type, and the nature/extent of

credit risk mitigation. The Bank
uses external credit ratings, including Moody’s and S&P

to determine the appropriate risk weight

for its exposures to sovereigns and central

banks, public sector
entities (PSEs), multilateral development banks

(MDBs), banks (securities firms and other

financial institutions), and corporates. The

Bank applies SA to certain
retail portfolios, including Real Estate Secured

Lending (RESL), where the assigned risk

weight is primarily based on the exposure’s Loan-to-Value ratio

and
whether the exposure is categorized as income

producing or general.
Lower risk weights apply where approved

credit risk mitigants exist. For off-balance

sheet exposures, specified credit conversion

factors are used to convert the
notional amount of the exposure into a credit

equivalent amount.
Derivative Exposures
Credit risk on derivative financial instruments,

also known as counterparty credit risk,

is the risk of a financial loss occurring as a result

of the failure of a
counterparty to meet its obligation to the Bank.

Derivative-related credit risks are subject to

the same credit approval standards that

the Bank uses for assessing
loans. These standards include evaluating

the creditworthiness of counterparties,

measuring and monitoring exposures, including

wrong-way risk exposures, and
managing the size, diversification, and

maturity structure of the portfolios.
The Bank uses various qualitative and quantitative

methods to measure and manage counterparty

credit risk. These include statistical methods

to measure the
current and future potential risk, as well as

ongoing stress testing to identify and quantify

exposure under a range of adverse scenarios.

The Bank establishes
various limits to manage business volumes

and concentrations. Risk Management

independently measures and monitors

counterparty credit risk relative to
established credit policies and limits. As

part of the credit risk monitoring process,

management periodically reviews all exposures,

including exposures resulting
from derivative financial instruments to higher

risk counterparties, and to assess the

valuation of underlying financial instruments and

the impact evolving market
conditions may have on the Bank.
There are two types of wrong-way risk exposures,

namely general and specific. General

wrong-way risk arises when the PD of the

counterparties moves in the
same direction as a given market risk factor. Specific wrong-way risk arises when the exposure to a particular

counterparty moves in the same direction as

the PD
of the counterparty due to the nature of

the transactions entered into with that counterparty. These exposures require specific approval within the credit approval
process. The Bank measures and manages

specific wrong-way risk exposures in the

same manner as direct loan obligations

and controls them by way of
approved credit facility limits.
The Bank uses the standardized approach

for counterparty credit risk to calculate

the EAD amount, which is defined by OSFI as

a multiple of the summation of
replacement cost and potential future exposure,

to estimate the risk and determine regulatory

capital requirements for derivative exposures.
Credit Valuation Adjustment Risk
The Bank maintains policies and procedures

that govern the valuation and hedging of

Credit Valuation Adjustment (CVA) risk. These policies, procedures and associated results are regularly reviewed and

approved by senior management. While

CVA risk, capital and hedging is managed and owned by a

dedicated
business function, the independent Risk

Management function oversees the process,

including the effectiveness of hedges, reporting

and monitoring for
compliance to policies and frameworks and

adherence to risk appetite. Quantitative

models used for CVA risk and CVA capital comply with TD’s Model Risk
Management Framework.
Validation of the Credit Risk Rating System
Credit risk rating systems and methodologies

are independently validated on a regular

basis to verify that they remain accurate predictors

of risk. The validation
process includes the following considerations:
●

Risk parameter estimates – PDs, LGDs, and

EADs are reviewed and updated against actual

loss experience to verify that estimates

continue to be reasonable
predictors of potential loss.
●

Model performance – Estimates continue

to be discriminatory, stable, and predictive.
●

Data quality – Data used in the risk rating

system is accurate, appropriate, and sufficient.
●

Assumptions – Key assumptions underlying

the development of the model remain

valid for the current portfolio and environment.
Risk Management verifies that the credit

risk rating system complies with the Bank’s

Model Risk Policy. At least annually, the Risk Committee is informed of the performance of the credit risk rating system.

The Risk Committee must approve any material

changes to the Bank’s credit risk rating system.
Credit Risk Mitigation

The techniques the Bank uses to reduce or

mitigate credit risk include written policies

and procedures to value and manage financial

and non-financial security
(collateral) and to review and negotiate netting

agreements. The amount and type of

collateral, and other credit risk mitigation

techniques required, are based on
the Bank’s own assessment of the borrower’s

or counterparty’s credit quality and capacity

to pay.
In the Retail and Commercial banking businesses,

security for loans is primarily non-financial

and includes residential real estate, real

estate under
development, commercial real estate, automobiles,

and other business assets, such as accounts

receivable, inventory, and fixed assets. In the Wholesale Banking business, a large portion of loans are

to investment grade borrowers where no security

is pledged. Non-investment grade borrowers

typically pledge business
assets in the same manner as commercial

borrowers. Common standards across the Bank

are used to value collateral, determine

frequency of recalculation, and
to document, register, perfect, and monitor collateral.
The Bank mitigates derivative counterparty

exposure using mitigation strategies

that include master netting agreements,

collateral pledging, and central clearing
houses. Master netting agreements allow

the Bank to offset and arrive at a net obligation

amount, whereas collateral agreements allow

the Bank to secure the
Bank’s exposure. Security for derivative exposures

is primarily financial and includes

cash and negotiable securities issued by highly

rated governments and
investment grade issuers. Central clearing houses

further reduce bilateral credit risk by taking

the opposite position to each trade.

In all but exceptional situations, the Bank

secures collateral by taking possession and

controlling it in a jurisdiction where it can legally

enforce its collateral
rights. In exceptional situations and when demanded

by the Bank’s counterparty, the Bank holds or pledges collateral with an acceptable third-party custodian.

The
Bank documents all such third party arrangements

with industry standard agreements.
Occasionally, the Bank may take guarantees to reduce the risk in credit exposures. For credit risk exposures

subject to the IRB approaches, the Bank only
recognizes irrevocable guarantees for

Commercial Banking and Wholesale Banking

credit exposures that are provided by entities

with a better risk rating than that
of the borrower or counterparty to the

transaction.
The Bank makes use of credit derivatives

to mitigate credit risk. The credit, legal, and

other risks associated with these transactions

are controlled through well-
established procedures. The Bank’s policy is

to enter into these transactions with investment

grade financial institutions and transact

predominantly on a
collateralized basis. Credit risk to these counterparties

is managed through the same approval,

limit, and monitoring processes the Bank

uses for all counterparties
for which it has credit exposure.
The Bank uses appraisals as well as valuations

via automated valuation models (AVMs) to support property values when adjudicating loans collateralized by
residential property. AVMs are computer-based tools used to estimate or validate the market value of residential property and uses

market comparables and price
trends for local market areas. The primary

risk associated with the use of these tools

is that the value of an individual property

may vary significantly from the
average for the market area. The Bank has

specific risk management guidelines addressing

the circumstances when they may be used,

and processes to
periodically validate AVMs including obtaining third-party appraisals.
Other Credit Risk Exposures
Non-trading Equity Exposures

The Bank applies the standardized approach

to calculate RWA on non-trading equity exposures.

Under the standardized approach, a
250 % risk weight is applied
to equity holdings with the exception of speculative

unlisted equities that receive a
400
% risk weight. Equity exposures to

sovereigns and holdings made under
legislated programs continue to follow the

OSFI prescribed risk weights of
0%, 20 % or 100%.
Securitization Exposures

The Bank applies risk weights to all securitization

exposures under the revised securitization

framework published by OSFI. The revised

securitization framework
includes a hierarchy of approaches to determine

capital treatment, and transactions that

meet the simple, transparent, and comparable

requirements that are
eligible for preferential capital treatment.
The Bank uses Internal Ratings-Based Approach

(SEC-IRBA) for qualified exposures.

Under SEC-IRBA, risk weights are determined

using a loss coverage
model that quantifies and monitors the level

of risk. The SEC-IRBA also considers

credit enhancements available for loss protection.
For externally rated exposures that do not

qualify for SEC-IRBA, the Bank uses an

External Ratings-Based Approach (SEC-ERBA).

Risk weights are assigned
to exposures using external ratings by external

rating agencies, including Moody’s and S&P. The SEC-ERBA also takes into account additional factors, including
the type of the rating (long-term or short-term),

maturity, and the seniority of the position.

For exposures that do not qualify for SEC-IRBA

or SEC-ERBA, and are held by an ABCP

issuing conduit, the Bank uses the

Internal Assessment Approach
(IAA).
Under the IAA, the Bank considers all relevant

risk factors in assessing the credit quality

of these exposures, including those published

by the Moody’s and S&P
rating agencies. The Bank also uses loss

coverage models and policies to quantify

and monitor the level of risk, and facilitate

its management. The Bank’s IAA
process includes an assessment of the extent

by which the enhancement available for loss

protection provides coverage of expected

losses. The levels of
stressed coverage the Bank requires for each

internal risk rating are consistent with the

rating agencies’ published stressed factor

requirements for their equivalent
external ratings by asset class. Under the

IAA, exposures are multiplied by OSFI prescribed

risk weights to calculate RWA for capital purposes.

For exposures that do not qualify for SEC-IRBA,

SEC-ERBA or the IAA, the Bank

uses the SA (SEC-SA). Under SEC-SA,

the primary factors that determine the
risk weights include the asset class of the underlying

loans, the seniority of the position, the level

of credit enhancements, and historical

delinquency rates.
Irrespective of the approach being used to

determine the risk weights, all exposures are

assigned an internal risk rating-based

on the Bank’s assessment, which
must be reviewed at least annually. The ratings scale TD uses corresponds to the long-term ratings scales used by

the rating agencies.

The Bank’s internal rating process is subject

to all of the key elements and principles of

the Bank’s risk governance structure, and is managed

in the same way
as outlined in this “Credit Risk” section.

The Bank uses the results of the internal rating

in all aspects of its credit risk management,

including performance tracking, control mechanisms,

and
management reporting.
Market Risk
Trading Market Risk is the risk of loss from financial instruments held in trading portfolios due to adverse

movements in market factors. These market

factors
include interest rates, foreign exchange rates,

equity prices, commodity prices, credit

spreads, and their respective volatilities.
Structural (Non-Trading) Market Risk is the risk of loss

on the balance sheet or volatility in earnings

from traditional banking activities, such as personal

and
commercial banking products (loans and

deposits), as well as related funding, investments

and high-quality liquid assets (HQLA),

due to adverse movements in
market factors. These market factors are primarily

interest rates, and foreign exchange rates.
The Bank is exposed to market risk in its

trading and investment portfolios, as well

as through its non-trading activities. The

Bank is an active participant in the
market through its trading and investment

portfolios, seeking to realize returns

for the Bank through careful management of its

positions and inventories. In the
Bank’s non trading activities, it is exposed to

market risk through the everyday banking transactions

that the Bank executes with its customers.
MARKET RISK IN TRADING ACTIVITIES
The overall objective of the Bank’s trading businesses

is to provide wholesale banking services,

including facilitation and liquidity, to clients of the Bank. The Bank must take on risk in order to provide effective

service in markets where its clients trade.

In particular, the Bank needs to hold inventory, act as principal to facilitate client transactions, and underwrite new issues.

The Bank also trades in order to have in-depth

knowledge of market conditions to provide

the most efficient and
effective pricing and service to clients, while balancing

the risks inherent in its dealing activities.
WHO MANAGES MARKET RISK IN TRADING

ACTIVITIES
Primary responsibility for managing market

risk in trading activities lies with Wholesale

Banking, with oversight from the Market

Risk function within Risk
Management. The Global Market Risk

Council meets regularly to review the

market risk profile and trading results

of the Bank’s trading businesses. The
committee is chaired by the Vice President,

Head of Market Risk, and includes Wholesale

Banking senior management.
HOW TD MANAGES MARKET RISK IN TRADING

ACTIVITIES
Market risk plays a key part in the assessment

of trading business strategies. The

process for the Bank to launch new trading initiatives,

or expand existing ones,
involves an assessment of risk with respect

to the Bank’s risk appetite and business expertise

and an assessment of the appropriate infrastructure

required to
monitor, control, and manage the risk. The Trading Market Risk Framework outlines the management of trading market

risk and incorporates risk appetite, risk
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TOTAL VALUE-AT-RISK

AND TRADING NET REVENUE
(millions of Canadian dollars)

Trading net revenue

Value-at-Risk
governance structures, risk identification,

risk measurement, and risk control.

The Trading Market Risk Framework is maintained by

Risk Management and
supports alignment with the Bank’s risk appetite

for trading market risk.
Processes are in place to classify positions

as either trading book or banking book for

the purpose of calculating regulatory capital, per

OSFI CAR Guidelines.
Policies define the governance and monitoring

requirements of internal risk transfers.
Trading Limits
The Bank sets trading limits that are

consistent with the approved business strategy

for each business and its tolerance for the

associated market risk, aligned to
its market risk appetite. In setting limits, the

Bank takes into account market volatility, market liquidity, organizational experience,

and business strategy. Limits are
prescribed at the Wholesale Banking level

in aggregate, as well as at more granular

levels.
The core market risk limits are based on

the key risk drivers in the business and includes

notional, credit spread, yield curve shift,

price, and volatility limits.

Another primary measure of trading limits

is VaR, which the Bank uses to monitor and control overall

risk levels. VaR measures the adverse impact that potential
changes in market rates and prices could

have on the value of a portfolio over a

specified period of time.
At the end of each day, risk positions are compared with risk limits,

and any excesses are reported in accordance

with established market risk policies and
procedures.
Calculating VaR
The Bank computes total VaR on a daily basis by combining the General

Market Risk (GMR) and Idiosyncratic Debt

Specific Risk (IDSR) associated with the
Bank’s trading positions.
GMR is determined by creating a distribution

of potential changes to the market value

of the current portfolio using historical simulation.

The Bank values the
current portfolio using the market price and rate

changes of the most recent
259

trading days for equity, interest rate, foreign exchange, credit, and commodity
products. GMR is computed as the threshold

level that portfolio losses are not expected

to exceed more than
one

out of every
100

trading days. A
one-day

holding
period is used for GMR calculation.
IDSR measures idiosyncratic (single-name) credit

spread risk for credit exposures in the trading

portfolio using Monte Carlo simulation.

The IDSR model is
based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is

computed as the threshold level that portfolio

losses are not
expected to exceed more than one out of every 100

trading days. IDSR is measured for a
ten-day

holding period.
The following graph discloses daily one-day

VaR usage and trading net revenue, reported on a TEB,

within Wholesale Banking. Trading net revenue includes
trading income and net interest income related

to positions within the Bank’s market risk capital

trading books. For the year ending October 31,

2025, there
were 18

days of trading losses and trading net

revenue was positive for
93
% of the trading days, reflecting normal

trading activity. Losses in the year did not
exceed VaR on any trading day.
VaR is a valuable risk measure but it should be used in the

context of its limitations, for example:
●

VaR uses historical data to estimate future events, which limits its forecasting abilities;
●

it does not provide information on losses beyond

the selected confidence level; and
●

it assumes that all positions can be liquidated

during the holding period used for VaR calculation.
The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market

conventions, industry practices, and regulatory
requirements.

To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management.

This include Stress Testing as well as
sensitivities to various market risk factors.
The following table presents the end of year, average, high,

and low usage of TD’s portfolio metrics.
TABLE 44: PORTFOLIO MARKET RISK

MEASURES
(millions of Canadian dollars) 2025 2024
As at Average High Low As at Average High Low
Interest rate risk $ 10.3 $ 10.5 $ 21.1 $ 1.6 $ 8.4 $ 16.8 $ 27.7 $ 5.1
Credit spread risk 15.8 19.3 27.4 13.7 25.1 30.0 40.5 18.9
Equity risk 14.1 11.0 29.3 6.6 7.7 7.8 12.0 5.2
Foreign exchange risk 4.6 4.1 10.2 1.2 5.2 2.9 7.8 1.2
Commodity risk 37.6 24.6 46.0 3.8 6.0 4.5 11.5 2.2
Idiosyncratic debt specific risk 13.1 19.8 28.0 13.1 18.2 20.3 29.7 13.8
Diversification effect 1 (41.7) (52.7) n/m 2 n/m (45.0) (50.8) n/m n/m
Total Value-at-Risk (one-day) 53.8 36.6 58.9 20.9 25.6 31.5 44.9 21.8
1

The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Validation of VaR Model

The Bank uses a back-testing process

to compare the actual profits and losses

to VaR to review their consistency with the statistical results of the VaR model.
Stress Testing
The Bank’s trading business is subject to an overall

global stress test limit. In addition, global

businesses have stress test limits, and each

broad risk class has an
overall stress test threshold. Stress scenarios

are designed to model extreme economic events,

replicate worst-case historical experiences,

or introduce severe,
but plausible, hypothetical changes in

key market risk factors. The stress testing

program includes scenarios developed using

actual historical market data during
periods of market disruption, in addition

to hypothetical scenarios developed by

Risk Management. Stress tests are produced

and reviewed regularly. The events
the Bank has modelled include the 1987 equity

market crash, the 1998 Russian debt default

crisis, the aftermath of September 11, 2001, the 2007 ABCP crisis, the credit crisis of Fall 2008, the Brexit referendum

of June 2016, and the COVID-19 pandemic

of 2020.
WHO MANAGES STRUCTURAL (NON-TRADING)

MARKET RISK
The TBSM group manages the market risks

of traditional non-trading banking activities,

while the Wholesale Banking business

manages non-trading market risks
within that segment,

all subject to oversight from the Asset

Liability and Capital Committee (ALCO).

The Treasury CRO / Non-Trading Market Risk function within
Risk Management provides independent oversight,

governance, and control of these market

risks. The Risk Committee reviews and approves

key non-trading
market risk policies and monitors the Bank’s

positions and compliance with these policies

through regular reporting and updates from

senior management.
HOW TD MANAGES STRUCTURAL (NON-TRADING)

MARKET RISK
Non-trading interest rate risk, if not managed,

has the potential to increase earnings

volatility and generate losses without contributing

long-term expected value.
To
manage this risk, the Bank’s non-trading asset and

liability profile is managed in accordance

with a target and series of limits to control

the impact of interest
rate changes on the Bank’s NII, while maintaining

the Bank’s economic value sensitivity within risk

appetite.

Managing Structural Interest Rate Risk
Interest rate risk is the impact that changes

in interest rates could have on the Bank’s

margins, earnings, and economic value. Interest

rate risk management is
designed to generate a predictable, high-quality

NII stream over time. The Bank has adopted

a disciplined hedging approach to manage

the net interest income
from its asset and liability positions. Key aspects

of this approach are:
•

Evaluating and managing the impact of rising

or falling interest rates on net interest income

and economic value, and developing strategies

to manage overall
sensitivity to rates across varying interest

rate scenarios;
•

Modelling the expected impact of customer

behaviour on TD’s products (e.g., how actively

customers exercise embedded options,

such as prepaying a loan or
redeeming a deposit before its maturity date);

•

Assigning target-modelled maturity profiles

for non-maturity assets, liabilities, and equity;
•

Measuring the margins of TD’s banking products

on a fully-hedged basis, including the impact

of financial options that are granted

to customers; and

•

Developing and implementing strategies

to stabilize net interest income from all retail and

commercial banking products.
The Bank is exposed to the interest rate risk

from “mismatched positions” which occur

when asset and liability principal and interest

cash flows have different
repricing or maturity dates. The Bank measures

this risk based on an assessment of:

contractual cash flows, product-embedded

optionality, customer behaviour
expectations and the modelled maturity

profiles for non-maturity products. To manage this risk, the Bank primarily uses financial derivatives, wholesale
investments and funding transactions.

The Bank also measures its exposure

to non-maturity liabilities, such as core deposits,

by assessing interest rate elasticity and

balance permanence using
historical data and business judgment. Fluctuations

of non-maturity deposits can occur due

to factors such as interest rate and equity

market movements, and
changes to customer liquidity preferences.

Banking product optionality, whether from freestanding options such as mortgage rate commitments or options

embedded within loans and deposits, expose

the
Bank to significant financial risk. To manage these exposures, the Bank uses a dynamic hedging approach designed

to replicate the payoff of a purchased option.
• Rate Commitments
: The Bank measures its exposure from

freestanding mortgage rate commitment

options using an expected funding profile based

on
historical experience. Customers’ propensity

to fund, and their preference for fixed or

floating rate mortgage products, is influenced

by factors such as market
mortgage rates, client characteristics, and

seasonality.
•
Asset Prepayment and other Embedded

Options
: The Bank models its exposure to options

embedded in some of its products based on

analyses of
customer behaviour. Examples of modeled options are

the right to prepay residential mortgage

loans, and the right to early redeem some

term deposit products.
For mortgages, econometric models are

used to model prepayments and the effects of

prepayment behaviour to the Bank. In general,

mortgage prepayments
are also affected by factors such as rate incentive

along with mortgage age, home prices,

gross domestic product (GDP) growth,

etc. A combined impact is also
assessed to determine a core liquidation

speed that is independent of market incentives.

A similar analysis is undertaken for other products

with embedded
optionality.
Structural Interest Rate Risk Measures
The primary measures for this risk are Economic

Value of Shareholders’ Equity (EVE) Sensitivity and Net Interest

Income Sensitivity (NIIS).
EVE Sensitivity measures the impact of a

specified interest rate shock to the net present

value of the Bank’s banking book assets, liabilities,

and certain off-
balance sheet items. It reflects a measurement

of the potential present value impact on

shareholders’ equity without an assumed term

profile for the management
of the Bank’s own equity and excludes product

margins.

NIIS measures the change in NII over a

twelve-month horizon resulting from resetting

interest rates on banking book assets,

liabilities and certain off-balance
sheet items under a specified interest rate

shock scenario.

The Bank’s Market Risk policy sets overall limits

on structural interest rate risk measures.

These limits are periodically reviewed and approved

by the Risk
Committee. In addition to the Board policy limits,

book-level risk limits for the Bank’s management

of non-trading interest rate risk are set by

Risk Management.
Exposures against these limits are routinely

monitored and reported, and breaches of the

Board limits, if any, are escalated to both the ALCO and the Risk
Committee.
TABLE 45: STRUCTURAL INTEREST

RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
EVE NII 1,2 EVE 1 NII 1
Sensitivity
1,2
Sensitivity
1,2,3
Sensitivity
1
Sensitivity
1,3
Canadian
U.S.

Total Canadian U.S. Total Total Total
dollar
4
dollar dollar
4
dollar
Before-tax impact of

100 bps increase in rates
$ (957) $ (1,558) $ (2,515) $ 400 $ 390 $ 790 $ (2,489) $ 720

100 bps decrease in rates
865 1,227 2,092 (441) (419) (860) 1,914 (983)
1 Does not include exposures from Wholesale Banking.
2
Effective July 31, 2025, the sensitivity measures are reported by currency to better differentiate

NIIS to movements in underlying rates.
3
Represents the twelve-month NII exposure to an immediate and sustained shock in rates, and may include adjustments for non-recurring items.
4

Includes other currency exposures.
As at October 31, 2025, an immediate and

sustained 100 bps increase in interest rates

would have a negative impact to the Bank’s EVE

of $
2,515

million, an
increase of $ 26

million from last year, and a positive impact to the Bank’s NII of

$
790

million, an increase of $
70

million from last year. An immediate and sustained
100 bps decrease in interest rates would

have a positive impact to the Bank’s EVE of $
2,092

million, an increase of $
178

million from last year, and a negative
impact to the Bank’s NII of $ 860

million, a decrease of $
123

million from last year. The year-over-year increase in EVE

Sensitivity is primarily attributed to an
increase in net fixed rate assets held, commensurate

with growth in book capital. Year-over-year changes in NII Sensitivity are largely related to Treasury hedging
alongside marginal changes in product mix. As

at October 31, 2025, reported EVE

and NII Sensitivities remain within the Bank’s risk

appetite and established
Board limits.

Managing Non-trading Foreign Exchange

Risk
Foreign exchange risk refers to losses that

could result from changes in foreign-currency

exchange rates. Assets and liabilities that

are denominated in foreign
currencies create foreign exchange risk.

The Bank is exposed to non-trading foreign exchange

risk primarily from its investments in foreign

operations. When the Bank’s foreign currency

assets are
greater or less than its liabilities in that

currency, they create a foreign currency open position. An adverse change in foreign exchange rates can impact

the Bank’s
reported net income and shareholders’ equity, and its capital ratios.

To
minimize the impact of an adverse foreign exchange

rate change on certain capital ratios, the

Bank’s net investments in foreign operations are

hedged so
that changes in certain capital ratios fall

within risk appetite, in response to movement

in foreign exchange rates. The Bank

does not generally hedge the earnings
of foreign subsidiaries which results in

changes to the Bank’s consolidated earnings when relevant

foreign exchange rates change.
Other Non-trading Market Risks
Other structural market risks monitored on a regular

basis include:
● Basis Risk
– The Bank is exposed to risks related to

the difference in various market indices.
● Equity Risk

–
The Bank is exposed to non-trading equity

risk from investment securities designated

at FVOCI, equity-linked guaranteed investment

certificate
product offerings and share-based compensation plans

where certain employees are awarded

share units equivalent to the Bank’s common

shares as
compensation for services provided to

the Bank. These share units are recorded

as a liability over the vesting period and revalued

at each reporting period
until settled in cash, and changes in the Bank’s

share price can impact non-interest expenses.

The Bank uses equity derivative instruments

to manage its non-
trading equity risk.
Managing Investment Portfolios
The Bank manages a securities portfolio

that is integrated into the overall asset and

liability management process for traditional

banking activities. The securities
portfolio is comprised of high-quality, low-risk securities and managed in a manner appropriate to the attainment

of the following goals: (1) to generate a

targeted
credit of funds to deposit balances that are in

excess of loan balances; (2) to provide

a sufficient pool of liquid assets to meet deposit and

loan fluctuations and
overall liquidity management objectives; (3)

to provide eligible securities to meet collateral

and cash management requirements; and

(4) to manage the target
interest rate risk profile of the balance sheet.

The Risk Committee reviews and approves

the Enterprise Investment Policy that sets out

limits for the Bank’s
investment portfolio. In addition, the Wholesale

Banking and Insurance businesses also hold

investments that are managed separately.
WHY NET INTEREST MARGIN FLUCTUATES OVER TIME
As previously noted, the Bank’s approach to structural

(non-trading) market risk is designed

to generate stable and predictable earnings

over time, regardless of
cash flow mismatches and the exercise of

options granted to customers. This approach

also creates margin certainty on loan and

deposit profitability as they are
booked. Despite this approach however, the Bank’s NIM is subject to change over time for the following reasons

(among others):
●

Differences in margins earned on new and renewing

products relative to the margin previously

earned on matured products;
●

Weighted-average margin impact from changes in

business and product mix;
●

Changes in the basis between certain market

indices;
●

Potential lags in changing product prices

in response to changes in market interest rates,

including rate-sensitive deposit pricing;
●

Changes from the repricing of hedging strategies

to manage the investment profile of the

Bank’s non-rate sensitive deposits; and
●

Margin changes from the portion of the Bank’s deposits

that are non-rate sensitive but not expected

to be longer term in nature, resulting in a

shorter term
investment profile and higher sensitivity

to short-term rates.
The general level of interest rates will affect the return

the Bank generates on its modelled

maturity profile for core non-rate sensitive deposits

and the investment
profile for its net equity position as it evolves

over time. The general level of market interest

rate volatility is also a key driver of

some modelled option exposures,
and will affect the cost of hedging such exposures.

The Bank’s approach to managing these factors

tends to moderate their impact over time,

resulting in a more
predictable NII stream over time.
Insurance Risk
Insurance risk is the risk of financial loss due

to actual experience emerging differently

from expectations in insurance product pricing

and/or design, underwriting,
reinsurance protection, and claims or reserving

either at the inception of an insurance or reinsurance

contract, during the lifecycle of the claim or at

the valuation
date. Unfavourable experience could emerge

due to adverse fluctuations in timing, actual

size, frequency of claims (for example, driven

by non-life premium risk,
non-life reserving risk, catastrophic risk, mortality

risk, morbidity risk, and longevity risk),

policyholder behaviour, or associated expenses.
Insurance contracts provide financial protection

by transferring insured risks to the issuer

in exchange for premiums. The Bank is

engaged in insurance businesses
relating to property and casualty insurance, life

and health insurance, and reinsurance, through

various subsidiaries; it is through these businesses

that the Bank is
exposed to insurance risk.
WHO MANAGES INSURANCE RISK
Senior management within the insurance business

units has primary responsibility for

managing insurance risk with oversight by

the CRO for Insurance, who
reports into the Bank’s Risk Management Group.

The Bank’s Audit Committee and the Bank’s Corporate

Governance Committee respectively act

as the Audit and
Conduct review committees for the Canadian

insurance company subsidiaries. The insurance

company subsidiaries also have their own

boards of directors who
provide additional risk management oversight.
HOW TD MANAGES INSURANCE RISK
The Bank’s risk governance practices are designed

to support independent oversight and

control of risk within the insurance business.

The TD Insurance Risk
Committee and its subcommittees provide

critical oversight of the risk management

activities within the insurance business

and monitor compliance with insurance
risk policies. The Bank’s Insurance Risk Management

Framework and Insurance Risk Policy collectively

outline the internal risk and control structure

to manage
insurance risk and include risk appetite, policies,

processes, as well as limits and governance.

These documents are maintained by Risk Management

and support
alignment with the Bank’s risk appetite for insurance

risk.
The assessment of insurance contract liabilities

(remaining coverage and incurred claims)

is central to the insurance operation.

TD Insurance establishes reserves
to cover estimated future payments (including

loss adjustment expenses) on all claims

or terminations/surrenders of premium arising

from insurance contracts
underwritten. The reserves cannot be established

with complete certainty and represent

management’s best estimate for future payments.

As such, TD Insurance
regularly monitors estimates against actual

and emerging experience and adjusts reserves

as appropriate if experience emerges

differently than anticipated.
Liabilities for incurred claims and liabilities

for remaining coverage are governed

by the Bank’s general insurance and life and health

reserving risk policies.
Sound product design is an essential element

of managing risk. In addition, TD’s insurance

products are priced considering required

capital levels, with targeted
returns set by management. The Bank’s exposure

to insurance risk is mostly short-term in nature

as the principal underwriting risk relates to personal

automobile
and home insurance and small commercial insurance.
Insurance market cycles, as well as changes

in insurance legislation, the regulatory

environment, judicial environment, trends

in court awards, climate patterns,
pandemics or other applicable public health emergencies,

and the economic environment may impact

the performance of the insurance business.

We maintain
premium, pricing and underwriting policies or

standards to help manage these inherent risks.
There is also exposure to concentration risk

associated with general insurance and

life and health insurance coverage. Exposure

to insurance risk concentration is
managed with an Accumulation Management

Policy and through established underwriting

guidelines, limits, and authorization levels

that govern the acceptance of
risk. Concentration of insurance risk is also

mitigated through the purchase of reinsurance.

The insurance business’ reinsurance programs

are governed by
catastrophe and reinsurance risk management

policies.
Strategies are in place to help manage the risk

to the Bank’s reinsurance business. Underwriting

risk on business assumed is managed

through a policy that limits
exposure to certain types of business and countries.

The vast majority of reinsurance treaties

are annually renewable, which minimizes long-term

risk. Pandemic
exposure is reviewed and estimated annually

within the reinsurance business to manage

concentration risk.
Liquidity Risk
The risk of having insufficient cash or collateral

to meet financial obligations and an inability

to, in a timely manner, raise funding or monetize assets at

a non-
distressed price. Financial obligations can arise

from deposit withdrawals, debt maturities,

commitments to provide credit or liquidity

support or the need to pledge
additional collateral.
TD’S LIQUIDITY RISK APPETITE
TD follows a disciplined liquidity management

program, which is subject to risk governance

and oversight, and is designed to maintain

sufficient liquidity to permit
the Bank to operate through a significant

liquidity event without relying on extraordinary

central bank assistance. The Bank maintains

access to a stable and
diversified funding base and aligns its funding

profile with that of the assets and contingent

obligations it supports.
WHO MANAGES LIQUIDITY RISK
The Risk Committee, the ALCO and

the Treasurer are accountable for the identification,

assessment, control, monitoring and oversight

of liquidity risk.
•

The Risk Committee regularly reviews the

Bank’s liquidity position and approves the Bank’s

Liquidity Risk Management Framework

biennially and related
policies annually.
•

The Bank’s ALCO is responsible for establishing

effective management structures and practices

to ensure appropriate measurement, management,

and
governance of liquidity risk.

•

The Global Liquidity & Funding (GLF)

Committee, a subcommittee of the ALCO

comprised of senior management from

Treasury, Wholesale Banking and Risk
Management, identifies and monitors the Bank’s liquidity

risks.

In addition to our committee oversight framework,

liquidity risk management activities

are subject to the three lines of defence governance

model. Treasury, the
first line of defence for the management of liquidity

risk, is subject to independent second line

challenge and oversight by Risk Management.

TD’s Internal Audit is
the third line of defence. The three lines of

defence are independent of the business

whose activities generate liquidity risks.
HOW TD MANAGES LIQUIDITY RISK
The Bank manages the liquidity profile of

its businesses in accordance with its defined

liquidity risk appetite.

The Bank’s strategies, plans and governance
practices underpin an integrated liquidity risk

management program that is designed to reduce

exposure to liquidity risk and maintain

compliance with regulatory
requirements. A combination of quantitative and

qualitative measures is used to control liquidity

risk with the objective of maintaining sufficient liquidity

to satisfy
the Bank’s operational needs and client commitments

in both normal and stress conditions.

The Bank targets a 90-day survival horizon

under a combined bank-
specific and market-wide stress scenario,

and surpluses over regulatory requirements,

including those prescribed by OSFI’s Liquidity

Adequacy Requirements
(LAR) guideline. The Bank’s funding program emphasizes

a stable, diversified deposit base as

a core source of funding and maintains ready

access to wholesale
funding markets to diversify across terms,

funding types, and currencies. This approach

helps lower exposure to sudden contractions

of wholesale funding
capacity and minimizes structural liquidity

gaps. The Bank also maintains a contingency

funding plan (CFP) to enhance preparedness

to address potential liquidity
stress events.

The Bank’s internal stress testing informs the

management of liquidity risk. Among scenarios

considered is a severe combined stress event

resulting in elevated
liquidity requirements and a loss of confidence

in the Bank’s ability to meet obligations as

they come due. In addition to this bank-specific

event, this scenario
incorporates a market-wide liquidity

stress that materially reduces the availability

of funding for all institutions and decreases

the marketability of assets. The
Bank’s liquidity risk management policies stipulate

that the Bank must maintain a sufficient level of

liquid assets to support business growth,

and to cover stressed
liquidity requirements under the stress scenario

for a period of up to 90 days. Key elements

of the scenario include:
●

loss of access to wholesale funding including

repayment of maturing debt in the next 90

days;
●

accelerated deposit attrition or “run-off”;
●

increased utilization of available credit and liquidity

facilities; and
●

increased collateral requirements associated

with downgrades in the Bank’s credit ratings.
Internal measures and limits complement regulatory

liquidity requirements, such as the Liquidity

Coverage Ratio (LCR), the Net Stable Funding

Ratio (NSFR), and
the Net Cumulative Cash Flow (NCCF)

monitoring tool prescribed in OSFI’s LAR guidance.

The Bank’s liquidity is managed to the higher of its internal liquidity
requirements and target buffers over the regulatory

minimums.
The Bank also considers regional regulatory

metrics as well as potential restrictions

on liquidity transferability in the calculation

of enterprise liquidity positions.
Accordingly, surplus liquidity domiciled in regulated subsidiaries may be excluded from consolidated liquidity

positions as appropriate.

The Bank’s Funds Transfer Pricing process considers liquidity risk as a key determinant of the cost

or credit of funds to businesses.
LIQUID ASSETS
The Bank’s unencumbered liquid assets could be

used to help address potential funding needs

arising from stress events. Liquid asset eligibility

considers
estimated stressed market values and

trading market depth, as well as operational,

legal, or other impediments to sale, rehypothecation

or pledging.

Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s insurance
businesses as these are used to support insurance-specific

liabilities and capital requirements.
TABLE 46: SUMMARY OF LIQUID

ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
Encumbered

Unencumbered

liquid assets

transactions liquid assets
liquid assets

liquid assets 1
October 31, 2025

Cash and central bank reserves
$ 17,966
$
–
$
17,966
$
1,130
$
16,836
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks 2
112,902 117,718 230,620 95,245 135,375
Equities
18,403 4,111 22,514 19,146 3,368
Other debt securities
6,229 6,219 12,448 9,213 3,235
Other securities
– – – – –
Total Canadian dollar-denominated
155,500 128,048 283,548 124,734 158,814
Cash and central bank reserves
89,425 – 89,425 185 89,240
Obligations of government, federal agencies, public sector

entities,
and multilateral development banks
215,537 160,502 376,039 179,623 196,416
Equities
65,295 42,664 107,959 62,020 45,939
Other debt securities
77,703 17,744 95,447 29,212 66,235
Other securities
31,647 2,937 34,584 8,161 26,423
Total non-Canadian dollar-denominated
479,607 223,847 703,454 279,201 424,253
Total
$ 635,107
$
351,895
$
987,002
$
403,935
$
583,067
October 31, 2024

Total Canadian dollar-denominated
163,269 117,083 280,352 110,064 170,288
Total non-Canadian dollar-denominated
482,052 179,665 661,717 247,478 414,239
Total
$ 645,321
$
296,748 $ 942,069 $ 357,542 $ 584,527
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
2

Includes National Housing Act Mortgage-Backed Securities (NHA MBS).
Unencumbered liquid assets held in The

Toronto-Dominion Bank, its domestic and foreign subsidiaries, and branches are summarized in the following

table.
TABLE 47: SUMMARY OF UNENCUMBERED

LIQUID ASSETS BY BANK,

SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
The Toronto-Dominion Bank (Parent) $ 257,722 $ 237,005
Bank subsidiaries 306,961 314,306
Foreign branches 18,384 33,216
Total $ 583,067 $ 584,527
FUNDING
The Bank has access to a variety of unsecured

and secured funding sources. The Bank’s

funding activities are conducted in accordance

with liquidity risk
management policies that require assets be

funded to the appropriate term and to a prudent

diversification profile.
The Bank’s primary approach to funding is

to maximize the use of deposits raised through

its personal, wealth and business banking

channels. The deposits
raised from these sources were approximately 64% (October 31, 2024 – 63
%) of the Bank’s total funding. Non-personal

deposit funding as reflected below does
not include the Bank’s Wholesale Banking deposits

(including Corporate & Investment Banking).
TABLE 55: SUMMARY OF DEPOSIT

FUNDING
1
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Personal $ 650,396 $ 641,667
Non-personal 316,319 310,422
Total $ 966,715 $ 952,089
1
The calculation methodology has been changed to reflect deposit funding from personal, wealth and business banking channels.
WHOLESALE FUNDING
The Bank maintains various registered external

wholesale term (greater than 1 year) funding

programs to provide access to diversified

funding sources, including
asset securitization, covered bonds, and

unsecured wholesale debt. The Bank raises

term funding through Senior Notes, NHA MBS,

and notes backed by credit
card receivables (Evergreen Credit Card

Trust) and home equity lines of credit (Genesis Trust II). The Bank’s wholesale funding is diversified by geography,
currency, and funding types. The Bank raises short-term (1 year or less) funding using certificates of deposit

and commercial paper.
The Bank maintains depositor concentration

limits in respect of short-term wholesale

deposits so that it is not overly reliant

on individual depositors for funding.
The Bank further limits short-term wholesale

funding maturity concentration in an effort

to mitigate refinancing risk during a

stress event.
MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND OFF-BALANCE SHEET COMMITMENTS
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. The values of credit instruments reported in the following table represent the maximum amount

of additional credit that the Bank could

be obligated to extend should such instruments

be fully drawn or
utilized. Since a significant portion of guarantees

and commitments are expected to expire

without being drawn upon, the total of the contractual

amounts is not
representative of expected future liquidity requirements.

These contractual obligations have an impact

on the Bank’s short-term and long-term liquidity

and capital
resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market availability. The Bank utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short-term

funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(millions of Canadian dollars) As at
October 31, 2025
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 7,512 $ – $ – $ – $ – $ – $ – $ – $ – $ 7,512
Interest-bearing deposits with banks
106,857 724 39 – – – – – 1,797 109,417
Trading loans, securities, and other
1 4,243 5,867 5,219 3,647 4,107 10,100 33,372 31,052 122,529 220,136
Non-trading financial assets at fair value through
profit or loss
– – – 74 – 332 2,939 1,873 2,177 7,395
Derivatives
10,478 12,594 7,269 4,638 5,006 11,761 17,913 13,313 – 82,972
Financial assets designated at fair value through
profit or loss
271 226 543 649 251 1,396 2,715 935 – 6,986
Financial assets at fair value through other comprehensive

income
1,959 4,006 3,698 3,802 6,061 6,002 48,054 49,739 3,048 126,369
Debt securities at amortized cost, net of allowance
for credit losses
4,850 3,768 5,670 7,152 3,992 28,954 70,952 115,102 (1) 240,439
Securities purchased under reverse repurchase

agreements
2 164,872 40,541 28,394 6,906 4,840 786 739 – – 247,078
Loans
Residential mortgages

3,463 7,240 16,334 25,284 23,462 78,900 112,140 48,240 – 315,063
Consumer instalment and other personal
1,115 2,652 6,373 9,240 7,052 31,673 96,668 37,975 66,285 259,033
Credit card
– – – – – – – – 41,662 41,662
Business and government

59,741 12,360 13,577 17,631 17,491 44,950 89,699 56,975 33,519 345,943
Total loans 64,319 22,252 36,284 52,155 48,005 155,523 298,507 143,190 141,466 961,701
Allowance for loan losses – – – – – – – – (8,689) (8,689)
Loans, net of allowance for loan losses 64,319 22,252 36,284 52,155 48,005 155,523 298,507 143,190 132,777 953,012
Goodwill
3
– – – – – – – – 18,980 18,980
Other intangibles
3 – – – – – – – – 3,409 3,409
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 3 2 4 10 86 679 3,333 6,015 10,132
Deferred tax assets
– – – – – – – – 5,388 5,388
Amounts receivable from brokers, dealers, and clients
27,345 – – – – – – – – 27,345
Other assets
5,207 2,630 3,076 521 485 199 412 507 14,951 27,988
Total assets $ 397,913 $ 92,611 $ 90,194 $ 79,548 $ 72,757 $ 215,139 $ 476,282 $ 359,044 $ 311,070 $ 2,094,558
Liabilities
Trading deposits $ 3,346 $ 4,147 $ 5,288 $ 2,790 $ 4,967 $ 6,314 $ 7,931 $ 3,099 $ – $ 37,882
Derivatives
10,690 13,350 8,930 7,039 4,359 8,034 15,169 11,785 – 79,356
Securitization liabilities at fair value
– 1,096 570 1,069 739 2,248 13,667 5,894 – 25,283
Financial liabilities designated at

fair value through profit or loss

48,996 46,231 57,600 26,665 17,192 652 3 – 296 197,635
Deposits
4,5
Personal
15,300 30,652 24,351 17,289 19,285 17,296 12,784 2 513,437 650,396
Banks
15,232 96 56 – 49 2 2 – 11,796 27,233
Business and government
18,548 20,498 19,236 15,276 10,272 51,067 56,791 32,004 365,783 589,475
Total deposits 49,080 51,246 43,643 32,565 29,606 68,365 69,577 32,006 891,016 1,267,104
Obligations related to securities sold short
1
2,677 575 1,304 1,647 1,245 6,351 14,346 12,879 2,771 43,795
Obligations related to securities sold under repurchase

agreements
2 196,625 20,970 3,017 237 114 164 23 – – 221,150
Securitization liabilities at amortized cost
– 719 182 367 567 1,602 5,104 6,300 – 14,841
Amounts payable to brokers, dealers, and clients
27,434 – – – – – – – – 27,434
Insurance-related liabilities
215 405 607 608 641 1,137 1,508 1,288 869 7,278
Other liabilities
5,198 6,600 2,535 1,628 922 2,380 2,024 5,944 7,009 34,240
Subordinated notes and debentures

– – – – – – – 10,733 – 10,733
Equity – – – – – – – – 127,827 127,827
Total liabilities and equity $ 344,261 $ 145,339 $ 123,676 $ 74,615 $ 60,352 $ 97,247 $ 129,352 $ 89,928 $ 1,029,788 $ 2,094,558
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 16,424 $ 45,279 $ 31,734 $ 23,774 $ 23,268 $ 49,354 $ 174,265 $ 3,658 $ 1,990 $ 369,746
Other commitments
8
131 233 271 325 246 931 2,864 376 12 5,389
Unconsolidated structured entity commitments 1,312 1,004 1,855 3,143 1,787 7,012 2,930 – – 19,043
Total off-balance sheet commitments $ 17,867 $ 46,516 $ 33,860 $ 27,242 $ 25,301 $ 57,297 $ 180,059 $ 4,034 $ 2,002 $ 394,178
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
70

billion of covered bonds with remaining contractual maturities of $
10

billion in ‘over 3 months to 6 months’, $
4

billion in ‘over 6 months to 9 months’, $
5

billion in ‘over 9
months to 1 year’ $ 24

billion in ‘over 1 to 2 years’, $
19

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
623

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(continued)
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Investment in Schwab – – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Obligations related to securities sold short
1
1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.